Document and Entity Information	9 Months Ended
Sep. 30, 2013
Entity Registrant Name	STRATASYS LTD.
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SSYS
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013